UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3632

DWS Tax Free Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 02/29/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2008 (Unaudited)

DWS Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 97.2%
Alabama 0.4%
Birmingham, AL, Special Care Facilities Financing Authority Revenue, Methodist Home for Aging, 5.0%, 3/1/2014, Colonial Bank (a)	2,570,000	2,630,703
Arizona 3.9%
Arizona, Health Facilities Authority Revenue, Banner Health System:
Series A, 5.0%, 1/1/2020	3,000,000	2,916,240
Series A, 5.0%, 1/1/2023	3,500,000	3,259,900
Arizona, Health Facilities, Authority Hospital System Revenue, ETM, 6.25%, 9/1/2011 (b)	145,000	150,626
Arizona, School District General Obligation, School Facilities Board Revenue, Series B, 5.25%, 9/1/2017 (b)	2,500,000	2,728,075
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019 (b)	3,590,000	4,033,114

Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	10,596,300

		23,684,255
Arkansas 0.0%
Jefferson County, AR, Health Care Facilities, 1978 Conventional Series, ETM, 7.4%, 12/1/2010 (b)	95,000	105,729
Stuttgart, AR, Public Facilities Board, Single Family Mortgage, Series B, 7.75%, 9/1/2011	9,576	9,756

		115,485
California 13.4%
California, Department of Water Resources Power Supply Revenue, Series A, 5.5%, 5/1/2015 (b)	10,000,000	10,624,800
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, 5.875%, 5/1/2016	7,000,000	7,786,310
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014 (b)	10,000,000	10,909,500
California, Infrastructure & Economic Development Bank Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2017	6,735,000	7,087,510
California, Infrastructure & Economic Development Bank Revenue, Workers Compensation Relief Fund, Series A, 5.0%, 10/1/2015 (b)	7,000,000	7,367,640
California, State General Obligation:
5.0%, 10/1/2016	3,000,000	3,135,420
5.25%, 2/1/2018	5,000,000	5,172,900
6.0%, 4/1/2018	1,700,000	1,887,833
7.2%, 5/1/2008	50,000	50,415
California, Water & Sewer Revenue, Series Y, 5.25%, 12/1/2016 (b)	3,000,000	3,190,290
Emeryville, CA, Redevelopment Agency, Residential Mortgage, ETM, 7.5%, 9/1/2011	75,000	80,339
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency, Series A, ETM, 7.05%, 1/1/2009	7,275,000	7,536,172
Fresno, CA, Multi-Family Housing Revenue, Woodlands Apartments Project, Series A, 6.65%, 5/20/2008	40,000	40,254
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023	4,085,000	3,732,996
Los Angeles, CA, Community Redevelopment Agency, Angelus Plaza Project, Series A, 7.4%, 6/15/2010	865,000	893,467
Los Angeles, CA, School District General Obligation, 5.5%, 7/1/2015 (b)	4,000,000	4,318,560
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue, Series A, Zero Coupon, 1/15/2012 (b)	825,000	709,731
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016 (b)	6,260,000	6,559,165
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	35,000	35,172

		81,118,474
Colorado 1.2%
Aurora, CO, Centretech Metropolitan District, Series C, 4.875%, 12/1/2028, BNP Paribas (a)	1,280,000	1,295,347
Aurora, CO, Single Family Mortgage Revenue, Series A, 7.3%, 5/1/2010	5,000	5,169
Boulder County, CO, Community Hospital Project Revenue, ETM, 7.0%, 7/1/2009	60,000	61,826
Colorado, Health Facilities Authority Revenue, Weld County General Hospital Project, ETM, 9.375%, 7/1/2009	55,000	58,903
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series C-3, 5.7%, 10/1/2021	230,000	230,129
Colorado, Housing Finance Authority, Single Family Program:
Series A-3, 6.5%, 5/1/2016	55,000	57,201
Series B-3, 6.55%, 5/1/2025	49,000	50,312
Colorado, Transportation/Tolls Revenue, Regional Transportation District Sales Tax, Series B, 5.5%, 11/1/2016 (b)	5,000,000	5,460,650
Denver City & County, CO, Single Family Mortgage Revenue Home, Metro Mayors Caucus, Series C, 5.0%, 11/1/2015	5,000	5,037

		7,224,574

Connecticut 1.3%
Connecticut, State General Obligation:
Series C, 5.0%, 6/1/2017 (b)	3,170,000	3,379,125
Series A, 5.375%, 4/15/2016	4,000,000	4,313,360

		7,692,485
District of Columbia 0.7%
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 6.0%, 10/1/2013 (b)	3,630,000	4,094,168
Florida 2.5%
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, 5.75%, 5/1/2021 (b)	4,500,000	4,949,100
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, 5.0%, 5/1/2019 (b)	3,000,000	3,022,410
Orange County, FL, Health Facilities Authority Revenue, Advanced Health Systems, ETM, 8.75%, 10/1/2009	305,000	322,053
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018 (b)	4,000,000	4,085,240
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,416,750
St. John's County, FL, Industrial Development Authority Revenue, Series A, 5.5%, 3/1/2017 (b)	185,000	187,170

		14,982,723
Georgia 3.3%
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015 (b)	1,000,000	1,075,720
Forsyth County, GA, School District General Obligation, 6.0%, 2/1/2014	1,000,000	1,076,800
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates, 5.25%, 1/1/2016 (b)	8,500,000	9,066,185
Georgia, Main Street Natural Gas, Inc. Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,705,000	1,508,431
Georgia, State General Obligation, 6.75%, 9/1/2010	5,370,000	5,883,909
Savannah, GA, Economic Development Authority Revenue, College of Art & Design:
6.2%, 10/1/2009	555,000	571,633
Prerefunded, 6.5%, 10/1/2013	800,000	859,208

		20,041,886
Hawaii 1.8%
Hawaii, Housing & Community Development, Multi-Family Revenue, Sunset Villas:
5.7%, 7/20/2031	1,090,000	1,094,545
5.75%, 1/20/2036	2,395,000	2,404,029
Hawaii, State General Obligation, Series CI, 4.75%, 11/1/2008	7,050,000	7,157,724

		10,656,298
Illinois 7.3%
Belleville St. Clair County, IL, Single Family Mortgage Revenue, ETM, 7.25%, 11/1/2009	30,000	31,597
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, Step-up Coupon, 0% to 1/1/2011, 5.3% to 1/1/2016 (b)	1,100,000	1,016,268
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014 (b)	11,570,000	8,999,262
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2011 (b)	5,000,000	4,390,750
Du Page County, IL, Special Services Area No. 11, 6.75%, 1/1/2014	590,000	626,078
Du Page County, IL, Special Services Area No. 26, Bruce Lake Subdivision, General Obligation:
5.0%, 1/1/2013	65,000	65,413
5.15%, 1/1/2014	65,000	65,402
5.25%, 1/1/2009	50,000	50,522
5.25%, 1/1/2010	55,000	56,033
5.25%, 1/1/2016	150,000	149,560
5.375%, 1/1/2011	60,000	61,550
5.5%, 1/1/2012	35,000	36,113
5.5%, 1/1/2019	255,000	248,186
5.75%, 1/1/2022	300,000	282,900
Illinois, Educational Facilities Authority Revenues, Augustana College, 4.6%, 10/1/2008	50,000	50,554

Illinois, Health Facilities Authority, Michael Reese Hospital & Medical Center, ETM, 6.75%, 12/1/2008	50,000	51,440
Illinois, Health Facilities Authority, Midwest Group Ltd., 5.375%, 11/15/2008 (b)	85,000	84,778
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2018 (b)	2,000,000	2,079,040
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013 (b)	2,200,000	2,398,286
Palatine, IL, Tax Increment Revenue, Dundee Road Development Project, Tax Allocation, 5.0%, 1/1/2015 (b)	4,340,000	4,345,816
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	1,335,000	1,341,742
Rosemont, IL, Core City General Obligation:
Series A, Zero Coupon, 12/1/2013 (b)	3,865,000	3,049,871
Series A, Zero Coupon, 12/1/2014 (b)	4,000,000	2,979,480
Silvas, IL, Mortgage Revenue:
Series A, 4.9%, 8/1/2011	450,000	467,190
Series A, 5.2%, 8/1/2017	1,285,000	1,349,880
University of Illinois, Higher Education Revenue, AuxiIiary Facilities System:
Series A, 5.5%, 4/1/2015 (b)	3,860,000	4,241,677
Series A, 5.5%, 4/1/2016 (b)	3,580,000	3,928,406
Woodridge, IL, Multi-Family Revenue, Hawthorn Ridge Housing, Series A, 5.65%, 12/20/2032	1,510,000	1,585,757

		44,033,551
Indiana 4.0%
Indiana, Health Facility Authority Revenue, Memorial Hospital, 5.125%, 2/15/2017 (b)	1,250,000	1,251,887
Indiana, Transportation Finance Authority, Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	10,694,900
Indianapolis, IN, City Core General Obligation, Local Improvements, Series B, 6.0%, 1/10/2013	3,000,000	3,201,450
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D, 6.75%, 2/1/2014	8,000,000	8,925,440

		24,073,677
Kansas 0.4%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014 (b)	2,220,000	2,425,594
Kentucky 0.2%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019 (b)	1,000,000	1,065,580
Kentucky, Turnpike Authority, Recovery Road Revenue, ETM, 6.625%, 7/1/2008	40,000	40,558

		1,106,138
Louisiana 1.7%
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 144A, 7.95%, 12/1/2013 (b)	2,815,000	3,397,902
Louisiana, State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM, 7.875%, 7/1/2009	105,000	108,959
New Orleans, LA, Home Mortgage Authority, Special Obligation, ETM, 6.25%, 1/15/2011	3,609,000	3,875,525
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement Project, 5.95%, 11/1/2014 (b)	1,055,000	1,067,301
Tensas Parish County, LA, General Obligation, Prerefunded, 7.0%, 9/1/2018	1,535,000	1,597,106

		10,046,793
Maryland 0.9%
Baltimore County, MD, Mortgage Revenue, Three Garden Village Project, Series A, 4.8%, 1/1/2013	370,000	380,397
Maryland, General Obligation, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2019	5,000,000	5,259,950

		5,640,347
Massachusetts 0.7%
Boston, MA, Deutsche Altenheim, Series A, 5.95%, 10/1/2018	430,000	453,800
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.75%, 7/1/2015	85,000	89,686

Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliates, 4.85%, 9/1/2013 (b)	310,000	312,595
Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015 (b)	1,000,000	1,110,050
Massachusetts, Water & Sewer Revenue, Pollution Control Revenue, Water Pollution Abatement Trust, Series A, 6.2%, 2/1/2010	10,000	10,029
Somerville, MA, Housing Authority Revenue, Clarendon Project, 4.6%, 11/20/2015	2,110,000	2,182,077

		4,158,237
Michigan 4.1%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016 (b)	5,000,000	3,403,350
Detroit, MI, Core City General Obligation:
Series B, 5.875%, 4/1/2013 (b)	2,410,000	2,574,651
Series B, 5.875%, 4/1/2014 (b)	2,555,000	2,729,557
Detroit, MI, State General Obligation, Series A-1, 5.375%, 4/1/2016 (b)	2,000,000	2,104,000
Hartland, MI, School District General Obligation, 5.375%, 5/1/2014	3,295,000	3,487,659
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Mercy Mt. Clemens, Series A, 6.0%, 5/15/2014 (b)	3,000,000	3,134,310
Michigan, Water & Sewer Revenue, Municipal Bond Authority, 5.375%, 10/1/2016	6,670,000	7,168,516
Saginaw, MI, Hospital Finance Authority, Saint Luke Hospital, ETM, 7.5%, 11/1/2010	95,000	101,345

		24,703,388
Mississippi 2.4%
Corinth & Alcorn Counties, MS, Hospital Revenue, Magnolia Regional Health Center Project, Series B, 5.125%, 10/1/2010	280,000	283,662
Lincoln County, MS, Hospital & Healthcare Revenue, Kings Daughters Hospital, Series B, 5.5%, 4/1/2018 (b)	1,345,000	1,353,084
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034	2,695,000	2,589,464
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	6,990,000	7,266,664
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015 (b)	2,845,000	2,999,654

		14,492,528
Missouri 1.3%
Bridgeton, MO, Industrial Development Authority, Facilities Revenue, Mizpath Assisted Living, Series A, 5.25%, 12/20/2019	140,000	140,822
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,534,368
Missouri, Water & Sewer Revenue, State Revenue Revolving Funds Project, Series C, 5.375%, 7/1/2015	3,495,000	3,863,338
Springfield, MO, Law Enforcement Communication, Certificate of Participation, 5.5%, 6/1/2010	60,000	63,124

		7,601,652
Nebraska 0.3%
Omaha, NE, School District General Obligation, Series A, 6.5%, 12/1/2013	1,500,000	1,740,870
Nevada 0.0%
Nevada, Housing Division, Single Family Mortgage:
Series B-1, 4.95%, 4/1/2012	45,000	45,388
Series C-1, 5.45%, 4/1/2010	15,000	15,147

		60,535
New Hampshire 0.2%
Manchester, NH, Housing & Redevelopment Revenue Authority, 5.55%, 1/1/2018	185,000	188,894
New Hampshire, Senior Care Revenue, Higher Educational and Health Facilities Revenue, Catholic Charities, Series A, 5.75%, 8/1/2011	805,000	805,540

		994,434
New Jersey 3.0%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.375%, 6/15/2014	2,280,000	2,307,086

New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, 5.0%, 3/1/2017	3,300,000	3,448,995
Series I, 5.25%, 9/1/2024	2,000,000	2,183,580
New Jersey, Sales & Special Tax Revenue, Transportation Trust Fund, Series B, 6.5%, 6/15/2011 (b)	140,000	154,062
New Jersey, State Transit Corp., Certificate of Participation, Federal Transit Administration Grants, Series A, 5.0%, 9/15/2016 (b)	7,000,000	7,278,880
New Jersey, State Transportation Trust Fund Authority, Transportation System, Series B, Prerefunded, ETM, 6.5%, 6/15/2011 (b)	85,000	93,893
New Jersey, Transportation/Tolls Revenue, State Highway Authority, Garden State Parkway, 5.5%, 1/1/2014 (b)	2,630,000	2,888,713
Secaucus, NJ, Municipal Utilities Authority, Sewer Revenue, ETM, 6.875%, 12/1/2008	10,000	10,269

		18,365,478
New York 7.9%
New York, Dormitory Authority, Lutheran Nursing Home:
5.125%, 2/1/2018 (b)	485,000	497,251
6.1%, 8/1/2041 (b)	1,000,000	1,045,030
New York, Dormitory Authority, St. Joseph's Hospital, 5.25%, 7/1/2018 (b)	450,000	458,622
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2014 (b)	5,000,000	5,475,200
New York, State Dormitory Authority Revenue, State University Educational Facilities:
Prerefunded, 5.0%, 5/15/2010	50,000	50,764
5.0%, 5/15/2010	250,000	253,570
New York, Tobacco Settlement Financing Corp., Series C-1, 5.5%, 6/1/2015	8,000,000	8,233,200
New York, Triborough Bridge & Tunnel Authority, Convention Center Project, Series E, 7.25%, 1/1/2010	120,000	125,981
New York, NY, Core City General Obligation, Series B, 5.75%, 8/1/2015	5,000,000	5,419,100
New York, NY, General Obligation:
Series J, 5.25%, 5/15/2015 (b)	4,000,000	4,285,960
Series A, 5.5%, 8/1/2014	10,000,000	10,788,500
Series G, Prerefunded, ETM, 6.75%, 2/1/2009	255,000	264,307
New York, NY, State Agency General Obligation Lease, Tobacco Settlement Funding Corp, Series A-1, 5.5%, 6/1/2018	10,000,000	10,398,300
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, HSBC Bank PLC (a)	600,000	609,096

		47,904,881
North Carolina 0.2%
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,034,640
North Dakota 0.2%
Fargo, ND, Health Systems Revenue, Series A, 5.6%, 6/1/2013 (b)	1,250,000	1,269,637
Ohio 4.1%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, 5.125%, 6/1/2024	5,835,000	5,423,458
Series A-2, 5.375%, 6/1/2024	2,000,000	1,911,120
Columbus, OH, General Obligation, Series 1, 5.0%, 7/1/2014	9,905,000	10,719,191
Franklin County, OH, Hospital & Healthcare Revenue, Ohio Presbyterian Services, 5.4%, 7/1/2010	750,000	760,185
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	715,000	715,729
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013 (b)	1,140,000	1,219,811
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015 (b)	2,280,000	2,527,745
Sandusky County, OH, Health Care Facilities Revenue, Bethany Place Retirement Center Project, 5.15%, 7/1/2009	20,000	20,330
Stark County, OH, Health Care Facility, Rose Land, Inc. Project:
5.3%, 7/20/2018	850,000	862,155

5.35%, 7/20/2023	940,000	929,848

		25,089,572
Oklahoma 0.2%
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,516,485
Oregon 0.5%
Oregon, Department Transportation Highway, User Tax Revenue, Series A, 5.25%, 11/15/2015	3,000,000	3,285,690
Pennsylvania 4.2%
Allegheny County, PA, Airport Revenue, San Authority, 5.375%, 12/1/2015 (b)	3,370,000	3,592,083
Allegheny County, PA, Residential Finance Authority, Single Family Mortgage, Series CC-2, 5.2%, 5/1/2017	105,000	107,177
Beaver County, PA, Industrial Development Authority, Health Care Revenue, Providence Project, Series C, 4.85%, 5/20/2010	625,000	634,619
Chester County, PA, Health & Education Facility, Immaculata College:
5.1%, 10/15/2008	120,000	120,119
5.125%, 10/15/2009	230,000	230,184
5.3%, 10/15/2011	280,000	280,137
Delaware County, PA, County General Obligation, 5.125%, 10/1/2014	4,200,000	4,313,652
Delaware County, PA, Housing Authority, Dunwood Village Project, 6.125%, 4/1/2020	100,000	106,164
Erie, PA, Higher Education Building Authority, Gannon University Project, Series E, 5.2%, 7/15/2016	800,000	800,736
Erie, PA, Higher Education Building Authority, Mercyhurst College Project:
5.75%, 3/15/2012	110,000	110,101
5.85%, 3/15/2017	325,000	325,124
Lancaster, PA, Sewer Authority Revenue, ETM, 6.0%, 4/1/2012	50,000	52,629
Pennsylvania, Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania Bridge Revenue, 5.25%, 7/1/2013	1,000,000	1,073,920
Pennsylvania, Delaware River Port Authority, ETM, 6.5%, 1/15/2011	55,000	58,519
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of the Arts, 5.5%, 3/15/2013 (b)	800,000	816,008
Pennsylvania, Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, Series C, 5.875%, 11/15/2018 (b)	1,450,000	1,450,159
Pennsylvania, Higher Educational Facility, Gwynedd Mercy College, 5.0%, 11/1/2008	115,000	116,876
Pennsylvania, State General Obligation, Series First, 6.0%, 1/15/2013	5,500,000	5,863,605
Philadelphia, PA, Hospital & Higher Education Authority, Health System, Series A, 5.375%, 1/1/2028	2,645,000	2,646,851
Philadelphia, PA, Industrial Development Authority, Jeanes Physicians' Office, Series A, 9.375%, 7/1/2010	245,000	245,965
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	630,000	630,737
Philadelphia, PA, School District General Obligation, Series C, 5.875%, 3/1/2013 (b)	1,000,000	1,057,800
Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015 (b)	690,000	701,275

		25,334,440
Puerto Rico 1.9%
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Series BB, 5.25%, 7/1/2018 (b)	5,000,000	5,138,250
Puerto Rico, Electric Power Authority Revenue, Series UU, 5.0%, 7/1/2019 (b)	3,000,000	3,059,700
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.0%, 7/1/2020	3,045,000	3,199,351

		11,397,301
Rhode Island 0.9%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017 (b)	5,000,000	5,307,000
South Carolina 1.6%
Columbia, SC, Waterworks & Sewer Systems Revenue, ETM, 7.75%, 1/1/2011	1,720,000	1,853,661

South Carolina, Water & Sewer Revenue, Grand Strand Water and Sewer Authority:
5.375%, 6/1/2015 (b)	3,705,000	3,970,871
5.375%, 6/1/2016 (b)	3,900,000	4,173,507

		9,998,039
Tennessee 3.6%
Clarksville, TN, Public Building Authority Revenue, Tennessee Municipal Bond Fund, 3.65% *, 7/1/2034, Bank of America NA (a)	1,100,000	1,100,000
Greeneville, TN, Health & Education Facility Board, Southern Advent Hospital, ETM, 8.7%, 10/1/2009	105,000	111,036
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013 (b)	3,305,000	3,623,338
Memphis and Shelby Counties, TN, Sports, Expo & Entertainment Revenue, Sports Authority Memphis Arena Project, Series A, 5.5%, 11/1/2015 (b)	3,545,000	3,871,601
Memphis, TN, Health, Education & Housing Facility Board, Multi-Family Housing, Hickory Pointe Apartments Project, Series A, 5.4%, 7/1/2010 (b)	380,000	378,507
Nashville & Davidson Counties, TN, Health & Education Facilities Board, Open Arms Care Corp., 5.1%, 8/1/2016 (b)	1,000,000	1,000,620
Nashville & Davidson Counties, TN, Water & Sewer Revenue, Series B, 5.25%, 1/1/2013 (b)	3,310,000	3,550,405
Shelby County, TN, Health Educational & Housing Facility Board, Methodist Health Systems, 5.2%, 8/1/2013 (b)	1,035,000	1,056,952
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.0%, 9/1/2016	2,700,000	2,687,067
Series A, 5.25%, 9/1/2021	5,000,000	4,732,800

		22,112,326
Texas 12.9%
Bexar County, TX, Housing Finance Corp., Multi-Family Housing Revenue, American Opportunity Housing, Series A, 5.8%, 1/1/2031 (b)	200,000	200,550
Brownsville, TX, Electric Revenue, 6.25%, 9/1/2014 (b)	6,500,000	7,128,875
Del Rio, TX, General Obligation:
5.55%, 4/1/2011 (b)	45,000	45,121
5.65%, 4/1/2013 (b)	95,000	95,265
5.75%, 4/1/2016 (b)	45,000	45,130
6.5%, 4/1/2010 (b)	95,000	95,336
7.5%, 4/1/2008 (b)	95,000	95,308
Denison, TX, Hospital Authority, Texoma Medical Center, ETM, 7.125%, 7/1/2008	20,000	20,310
Houston, TX, Sewer Systems Revenue, ETM, 6.375%, 10/1/2008	55,000	56,064
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2015 (b)	8,250,000	8,844,412
Series B, Prerefunded, 5.75%, 12/1/2016 (b)	1,000,000	1,104,500
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013 (b)	2,500,000	2,796,550
Jefferson County, TX, Health Facilities Development Corp., Baptist Hospitals, 5.2%, 8/15/2021 (b)	375,000	377,467
Northeast, TX, Hospital Authority Revenue, ETM, 8.0%, 7/1/2008	100,000	101,818
Northern, TX, Health Facilities Development Corp., United Regional Health Care Systems Project, 5.0%, 9/1/2014 (b)	5,750,000	5,808,650
Northside, TX, Independent School District, General Obligation, 5.0%, 2/15/2015	2,160,000	2,293,510
Odessa, TX, Housing Finance Corp., Single Family Mortgage, Series A, 8.45%, 11/1/2011	50,122	50,209
Plano, TX, Independent School District, 5.25%, 2/15/2014	1,570,000	1,650,007
San Antonio, TX, General Improvement, Series 2006, 5.5%, 8/1/2014 (b)	3,000,000	3,315,990
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Texas Health Resources, Series A, 5.0%, 2/15/2018	2,000,000	2,012,300
Texas, Lower Colorado River Authority Revenue:
Series A, 5.875%, 5/15/2014 (b)	2,495,000	2,595,374
Prerefunded, Series A, 5.875%, 5/15/2014 (b)	5,000	5,241
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series A, 5.0%, 12/15/2012	5,000,000	4,985,750

Texas, Municipal Power Agency Revenue:
Zero Coupon, 9/1/2014 (b)	40,000	31,306
ETM, Zero Coupon, 9/1/2014 (b)	1,760,000	1,339,325
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	7,000,000	6,868,330
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015 (b)	3,710,000	4,003,016
Texas, Water & Sewer Revenue, State Revenue Revolving Funds Project:
Series A, 5.625%, 7/15/2013	2,290,000	2,410,179
Series A, 5.75%, 7/15/2013	3,000,000	3,130,410
Series B, 5.75%, 7/15/2014	3,555,000	3,709,536
Texas, Water Development Board Revenue, State Revolving Fund,
Series A, 5.0%, 7/15/2020	3,150,000	3,212,464
Series B, 5.0%, 7/15/2017	3,000,000	3,141,990
Travis County, TX, Hospital & Healthcare Revenue, Ascension Health Credit:
Series A, 5.75%, 11/15/2010 (b)	1,000,000	1,050,610
Series A, 6.25%, 11/15/2013 (b)	5,000,000	5,332,800

		77,953,703
Utah 0.1%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (b)	790,000	821,142
Utah, Housing Finance Agency, Single Family Mortgage, Series F-1, Class I, 5.5%, 7/1/2016	20,000	20,356

		841,498
Virgin Islands 0.3%
Virgin Islands, Electric Revenue, Water and Power Authority, 5.25%, 7/1/2009	2,000,000	2,026,040
Virginia 0.4%
Newport News, VA, Industrial Development Authority, Mennowood Communities, Series A, 7.25%, 8/1/2016	675,000	689,816
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013 (b)	1,380,000	1,519,077

		2,208,893
Washington 0.3%
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, Series A, 6.3%, 7/1/2012	1,000,000	1,112,470
Washington, Health Care, Nursing Home Revenue, Grays Harbor Community Hospital, 5.85%, 7/1/2012 (b)	615,000	647,257

		1,759,727
West Virginia 0.6%
Beckley, WV, Nursing Facility, Berkley Healthcare Corp. Project:
5.55%, 9/1/2008, Bank of America NA (a)	190,000	190,164
5.7%, 9/1/2009, Bank of America NA (a)	150,000	149,904
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015 (b)	2,940,000	3,162,352

		3,502,420
Wisconsin 2.3%
Shell Lake, WI, Nursing Home Revenue, Terraceview Living, 5.3%, 9/20/2018	875,000	875,175
Wisconsin, Health & Educational Facilities, Viterbo College, Inc. Project, Series A:
5.75%, 2/1/2012, US Bank NA (a)	240,000	241,565
6.0%, 2/1/2017, US Bank NA (a)	405,000	406,851
Wisconsin, State General Obligation:
Series C, 5.25%, 5/1/2016 (b)	7,705,000	8,258,450
Series D, Prerefunded, 5.75%, 5/1/2015	4,000,000	4,312,440

		14,094,481

Total Municipal Bonds and Notes (Cost $579,167,417)		588,321,046

	Municipal Inverse Floating Rate Notes 5.8%
California 2.1%
Los Angeles, CA, General Obligation, Series A, 5.0%, 9/1/2019 (b) (c)			6,340,000	6,525,029
Los Angeles, CA, General Obligation, Series A, 5.0%, 9/1/2020 (b) (c)			5,915,000	6,087,626
	Trust: California, Municipal Securities Trust Certificates, Series 7064, Class B, 144A, 10.022%, 9/1/2019, Leverage Factor at purchase date: 4 to 1

				12,612,655
Colorado 1.2%
Aurora, CO, Water Improvement Revenue, Series A, 5.0%, 8/1/2021 (b) (c)			7,000,000	7,101,675
	Trust: Aurora, CO, Water Improvement Revenue, Series 1943, 144A, 8.48%, 8/1/2021, Leverage Factor at purchase date: 4 to 1
New York 0.8%
New York, State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2019 (c)			5,000,000	5,211,900
	Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-1, 144A, 9.23%, 3/15/2019, Leverage Factor at purchase date: 4 to 1
Texas 1.7%
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2022 (c)			10,000,000	10,079,500
	Trust: Texas, State Transportation Commission Revenue, Series 2214, 144A, 9.23%, 4/1/2022, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $35,825,636)				35,005,730
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $614,993,053)			103.0	623,326,776
Other Assets and Liabilities, Net			(3.0)	(17,908,224)

Net Assets			100.0	605,418,552

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $614,698,897. At February 29, 2008, net unrealized appreciation for all securities based on tax cost was $8,627,879. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,228,073 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,600,194.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 29, 2008.

(a)	Security incorporates a letter of credit from a major bank.
(b)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Financial Group	11.4
	Financial Guaranty Insurance Company	11.5
	Financial Security Assurance, Inc.	11.1
	MBIA Corp.	13.4
	Radian Asset Assurance	0.9
(c)	Security forms part of the below tender option bond trust. Principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 16, 2008